SUMMARY OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Prepaid expenses	$ 770,932	$ 631,221
Deposits	4,756	10,268
Other current assets	10,688	25,184
Total	$ 786,376	$ 666,673